Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31,	December 31,
	2025	2024
Vehicles	$354,267	$354,267
Building and leasehold land	1,792,352	1,792,352
Plant and machinery	807,648	807,648
Computer and accessories	3,916	1,010
Total Property, plant and equipment	2,958,183	2,955,277
Less: accumulated depreciation	(96,597)	(41,768)
Property, plant and equipment, net	$2,861,586	$2,913,509